Note 11 - Stock Incentive Plan - Summary of the Status of the Company's Non-vested Shares (Details) - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Non-vested, shares (in shares)	88,400	82,950	72,100
Non-vested, weighted average grant date fair value (in dollars per share)	$ 14.63	$ 15.14	$ 15.67
Granted, shares (in shares)	60,100	59,100	58,600
Granted, weighted average grant date fair value (in dollars per share)	$ 15.29	$ 14.97	$ 13.95
Vested, shares (in shares)	(58,350)	(53,650)	(47,750)
Vested, weighted average grant date fair value (in dollars per share)	$ 14.46	$ 15.79	$ 14.48
Forfeited, shares (in shares)	(750)	0	0
Forfeited, weighted average grant date fair value (in dollars per share)	$ 14.63
Non-vested, shares (in shares)	89,400	88,400	82,950
Non-vested, weighted average grant date fair value (in dollars per share)	$ 15.19	$ 14.63	$ 15.14